Consolidated statement of changes in equity (Parenthetical) £ in Millions, $ in Billions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 09, 2018 GBP (£)	Jun. 30, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Original issue price of non-cumulative preference shares | $				$ 1.1
Nominal value					£ 0.3
Increase (decrease) in equity					700.0
RFS Holdings
Gains on disposals of investments		£ 1,102.0
Income tax relating to completion of Alawwal bank merger		65.0
UBI DAC
Capital repayment		67.0			67.0
Interest rate hedges
Gains (losses) on cash flow hedges, before tax					585.0	£ 166.0
Reclassification adjustments on cash flow hedges, before tax					36.0	25.0
Net investment hedging
Gains (losses) on cash flow hedges, before tax					12.0	103.0
Reclassification adjustments on cash flow hedges, before tax					243.0	£ 493.0
Foreign exchange reserve | RFS Holdings
Gains on disposals of investments					£ 1,102.0
Nat West Bank
Funding contribution to retirement benefit schemes	£ 2,000.0
NWM Plc
Funding contribution to retirement benefit schemes			£ 53.0
Alawwal bank merger
Gains on disposals of investments		290.0
Income tax relating to completion of Alawwal bank merger		48.0
Derecognition of investments		£ 2,661.0